Finance lease receivables - Schedule of finance lease receivables (Details) $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Minimum lease payments	$ 113,574	$ 42,526
Less: amounts representing interest	(52,205)	(12,204)
Present value of total minimum capital lease payments (at rates range from 10.36% to 17.20%)	61,369	30,322
Less: impairment	(26,021)
Net finance lease receivables	35,348	30,322
Current	9,140	12,518
Noncurrent	$ 26,208	$ 17,804
Minimum
Interest rate, capital lease payments	10.36	10.36
Maximum
Interest rate, capital lease payments	17.20	17.20